Income tax	12 Months Ended
Dec. 31, 2017
Income tax
Income tax

6. Income tax

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Current tax:
Current tax for the year	88	63	54
Adjustments in respect of prior years	1	(18)	8
Total current tax	89	45	62
Deferred tax:
Deferred tax for the year	(119)	(10)	17
Adjustments in respect of prior years	(5)	15	(16)
Total deferred tax	(124)	5	1
Income tax (credit)/charge	(35)	50	63

Reconciliation of income tax (credit)/charge and the accounting loss multiplied by the Group’s domestic tax rate for 2017, 2016 and 2015 is as follows:

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Profit/(loss) before tax	19	(17)	(77)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 27.08% (2016: 29.22%; 2015: 29.22%)	5	(5)	(22)
Tax losses for which no deferred income tax asset was recognized	—	1	2
Re-measurement of deferred taxes	(69)	(5)	(5)
Adjustment in respect of prior years	(4)	(3)	(8)
Income subject to state and other local income taxes	15	9	11
Income taxed at rates other than standard tax rates	(17)	19	27
Non-deductible items	28	37	62
Other	7	(3)	(4)
Income tax (credit)/charge	(35)	50	63

The total income tax (credit)/charge outlined above for each year includes tax credits of €122 million in 2017 (2016: €43 million; 2015: €32 million) in respect of exceptional items. This includes a credit of €68 million on remeasurement of deferred tax positions following the enactment of the Tax Cuts and Jobs Act of 2017 (“TCJA”) in the United States of America.

On December 22, 2017, the TCJA was signed into US law. On re-measurement of Ardagh Group’s deferred tax positions following the enactment of the TCJA, a one-time non-cash benefit of €68 million was recorded to the income statement.  This credit reflects a reduction in Ardagh Group’s US net deferred tax liability due to the reduction in the US federal corporate tax rate, which will apply when the existing temporary differences reverse, from the existing rate of 35% to 21% with effect from January 1, 2018. The additional tax credit on re-measurement of deferred tax positions of €1 million is attributable to the progressive reduction in the French corporate income tax rate, which will apply when the existing temporary differences reverse, from 28% to 25%.

Non‑deductible items principally relate to non‑deductible interest expense in Ireland and Luxembourg and income taxed at non‑standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 27.08% rate) on earnings.